LOSS BEFORE TAXATION - Additional Information - (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of LOSS BEFORE TAXATION [Line Items]
Employee benefits expense	¥ 19,427,000	¥ 33,302,000	¥ 42,246,000
Adjustment For Inventory Reversal Of Written Down	2,301,000	56,766,000	(55,973,000)
Cost Of inventories [Member]
Disclosure of LOSS BEFORE TAXATION [Line Items]
Employee benefits expense	7,554,000	19,867,000	27,087,000
Post-employment benefit expense, defined contribution plans	1,590,660	2,734,411	4,135,000
Operating Lease Payment	13,082,071	12,503,000	13,902,000
Reversal of inventory write-down	2,301,000
Adjustment For Inventory Reversal Of Written Down		(56,766,000)	55,973,000
Depreciation and amortisation expense	¥ 0	¥ 0	¥ 8,457,000